Finance debt (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureFinanceDebtLineItems [Line Items]
[custom:DescriptionOfRepaidFinancialDebt1]	The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 3% and 10%, of the total global notes, respectively.
Proceeds from financing	$ 1,885	$ 17,023	$ 7,464
Description of repaid financial debt	This collateral may not exceed the amount of the related debt (US$ 5,005 at December 31, 2020 and US$ 5,006 at December 31, 2019).
United States of America, Dollars
DisclosureFinanceDebtLineItems [Line Items]
Description of finance debt and reconciliation	(i) prepayment of banking loans in the domestic and international market totaling US$ 6,344 and (ii) US$ 9,840 to repurchase and withdraw global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 1,090; and (iii) total prepayment of US$ 593 for loans with development agencies.
United States of America, Dollars | Level 1 of fair value hierarchy [member]
DisclosureFinanceDebtLineItems [Line Items]
Fair value measurement, liabilities	$ 20,769	33,236
United States of America, Dollars | Level 2 of fair value hierarchy [member]
DisclosureFinanceDebtLineItems [Line Items]
Fair value measurement, liabilities	$ 17,122	$ 28,281